401(k) Savings Plan	12 Months Ended
Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
401(k) Savings Plan [Line Items]
401(k) Savings Plan
15.	401(k) Savings Plan

The Company maintains a 401(k) savings plan for the benefit of its employees. Employees can defer up to approximately $19 of their compensation, if under 50 for the years ended December 31, 2020 and 2019. Employees 50 or over can defer up to approximately $25 and $26 of their compensation for the years ended December 31, 2020 and 2019, respectively. The Company currently does not make matching contributions to the 401(k) savings plan. All current employees are eligible to participate in the 401(k) savings plan.